BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Balances and Transactions with Related Parties

a.	Balances with related parties:

	December 31,
	2012	2011
Other accounts payable and accrued expenses:

DBSI (see Note 14f(2))	$52	$52

b.	Transactions with related parties:

	Year ended December 31,
	2012	2011	2010

Sales to affiliate (see Note 1g)	$1,187	$1,611	$410
Management fees to DBSI (see Note 14f(2))	$180	$180	$180